INCOME TAXES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Tax Contingency
Net reduction of unrecognized tax benefits	$ 390,000		$ 49,000	$ 443,000
Percentage of valuation allowance recognized	100.00%	100.00%
Net deferred tax assets	$ 0
Income tax, interest or penalties	0
Unrecognized tax benefits	$ 558,000		$ 948,000	$ 997,000	$ 1,440,000
Federal statutory rate (as a percent)	21.00%	21.00%	21.00%	21.00%
Minimum
Income Tax Contingency
Underpayment of taxes, statue of limitation extended term	$ 15,000,000	¥ 100,000
China
Income Tax Contingency
Federal statutory rate (as a percent)	25.00%	25.00%
Hong Kong
Income Tax Contingency
Federal statutory rate (as a percent)	8.25%	8.25%
Domestic Tax Authority
Income Tax Contingency
Operating loss carryforwards	$ 163,100,000
Foreign Tax Authority
Income Tax Contingency
Operating loss carryforwards	56,100,000
Operating loss carryforwards not subject to expiration	1,900,000
Research Tax Credit Carryforward
Income Tax Contingency
Net reduction of unrecognized tax benefits	390,000
Operating loss carryforwards, tax	$ 1,400,000
Expiration period for unused tax carryforwards	20 years	20 years
Unrecognized tax benefits			$ 900,000